Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 29, 2020 CNY (¥)	Sep. 28, 2019 shares	Dec. 23, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				2,363,000	2,363,000
Total fair value of RSUs vested				¥ 54,036	$ 8,281	¥ 14,747	¥ 22,300
Unrecognized share-based compensation expenses				¥ 34,510				$ 5,289
Unrecognized share-based compensation expenses, weighted average vesting period				2 years 8 months 4 days	2 years 8 months 4 days
Incremental cost recognized resulting from the modification | ¥	¥ 0
Share based compensation arrangement by share based payment award equity other than options vesting period				4 years	4 years
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards			8,867,053
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards			15.00%
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards		5,455,346
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards		15.00%
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				1,613,000	1,613,000	0
Unrecognized compensation cost related to stock options				¥ 821				$ 126
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				600,000	600,000
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				750,000	750,000